Note 22 - Segmented Information	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
22.	Segmented information

Operating segments
The Company has
two
reportable operating segments. The segments are grouped with reference to the nature of services provided and the types of clients that use those services. The Company assesses each segment's performance based on operating earnings or operating earnings before depreciation and amortization. FirstService Residential provides property management and related property services to residential communities in North America. FirstService Brands provides franchised and company-owned property services to customers in North America. Corporate includes the costs of operating the Company's corporate head office. The reportable segment information excludes intersegment transactions.

2020	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,415,121	$1,357,294	$-	$2,772,415
Depreciation and amortization	26,846	71,442	94	98,382
Operating earnings	112,555	78,786	(21,929)	169,412
Other income, net				361
Interest expense, net				(24,318)
Income taxes				(35,865)

Net earnings				$109,590

Total assets	$662,616	$1,527,705	$6,219	$2,196,540
Total additions to long lived assets	45,933	133,157	1,656	180,746

2019	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,411,998	$995,412	$-	$2,407,410
Depreciation and amortization	25,628	53,886	43	79,557
Operating earnings (loss)	104,706	60,586	(339,711)	(174,419)
Other expense, net				6,015
Interest expense, net				(32,080)
Income taxes				(27,147)

Net earnings (loss)				$(227,631)

Total assets	$625,310	$1,323,024	$7,135	$1,955,469
Total additions to long lived assets	112,482	636,555	308	749,345

Geographic information
Revenues in each geographic region are reported by customer locations.

	2020	2019

United States
Revenues	$2,441,025	$2,184,789
Total long-lived assets	1,072,466	1,022,721

Canada
Revenues	$331,390	$222,621
Total long-lived assets	289,788	252,788

Consolidated
Revenues	$2,772,415	$2,407,410
Total long-lived assets	1,362,254	1,275,509